Earnings per Share - Earnings per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic Earnings per Share
Net income (loss) available to shareholders	$ 31,928	$ 9,071	$ (3,971)
Available to- allocate pro-rata between Class A and B
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Diluted Earnings per Share
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Available to - allocate pro rata between Class A and B
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Class A Common Stock [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding	47,481,766	47,262,549	46,910,604
Dilutive effect of share-based awards	152,225	185,463
Common shares and common share equivalents	47,633,991	47,448,012	46,910,604
Basic Earnings per Share
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Available to - Class A shareholders for arrears
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Earnings per share	$ 0.67	$ 0.19	$ (0.08)
Diluted Earnings per Share
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Available to - Class A shareholders for arrears
Net income (loss) available to shareholders	31,928	9,071	(3,971)
Earnings per share	$ 0.67	$ 0.19	$ (0.08)
Class B Common stock [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding	7,405,956	7,405,956	7,405,956
Dilutive effect of share-based awards
Common shares and common share equivalents	7,405,956	7,405,956	7,405,956
Basic Earnings per Share
Net income (loss) available to shareholders
Net income (loss) available to shareholders
Earnings per share
Diluted Earnings per Share
Net income (loss) available to shareholders
Net income (loss) available to shareholders
Earnings per share